Intangible Assets, Net (Details) - Schedule of Estimated Future Amortization Expense - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Intangible Assets, Net [Abstract]
2024	$ 121,050
2025	116,823
2026	109,954
2027	107,628
2028	107,493
2029 and after	163,227
Total	$ 726,175	$ 970,044